As filed with the Securities and Exchange Commission on September 14, 2012
1933 Act Registration No. 333-122847
1940 Act Registration No. 811-21715

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	20	[X]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[X]
Amendment No.	22	[X]

(Check appropriate box or boxes)
___________________________________

Neuberger Berman Alternative Funds

 (Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Alternative Funds
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

(Name and Address of Agent for Service)

With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

 X immediately upon filing pursuant to paragraph (b)
      on  pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a)(1)
    on _______________ pursuant to paragraph (a)(1)
     75 days after filing pursuant to paragraph (a)(2)
     on _______________ pursuant to paragraph (a)(2)
     on _______________ pursuant to paragraph (a)(3)

If appropriate, check the following box:
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit, in interactive data format, exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for the following classes of the following fund, which was filed with the Securities and Exchange Commission on August 27, 2012 in Post-Effective Amendment No. 19 to the Registrant’s registration statement:

Title of Securities Being Registered:  Class A, Class C and Institutional Class shares of Neuberger Berman Risk Balanced Commodity Strategy Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 14th day of September, 2012.

NEUBERGER BERMAN ALTERNATIVE FUNDS
By:	/s/ Robert Conti
Name:	Robert Conti
Title:	President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 20 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	President, Chief Executive Officer and Trustee	September 14, 2012
Robert Conti
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	September 14, 2012
John M. McGovern
/s/ Joseph V. Amato	Trustee	September 14, 2012
Joseph V. Amato*
/s/ Faith Colish	Trustee	September 14, 2012
Faith Colish*
/s/ Martha C. Goss	Trustee	September 14, 2012
Martha C. Goss*
/s/ C. Anne Harvey	Trustee	September 14, 2012
C. Anne Harvey*
/s/ Michael M. Knetter	Trustee	September 14, 2012
Michael M. Knetter*
/s/ Howard A. Mileaf	Trustee	September 14, 2012
Howard A. Mileaf*
/s/ George W. Morriss	Trustee	September 14, 2012
George W. Morriss*
/s/ Jack L. Rivkin	Trustee	September 14, 2012
Jack L. Rivkin*

Signature	Title	Date
/s/ Tom D. Seip	Chairman of the Board and Trustee	September 14, 2012
Tom D. Seip*
/s/ Candace L. Straight	Trustee	September 14, 2012
Candace L. Straight*
/s/ Peter P. Trapp	Trustee	September 14, 2012
Peter P. Trapp*

*Signatures affixed by Lynn A. Schweinfurth on September 14, 2012, pursuant to a power of attorney filed with Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715, on October 15, 2010.

Neuberger Cayman Commodity Fund I Ltd. has duly caused this Amendment to the Registration Statement for Neuberger Berman Risk Balanced Commodity Strategy Fund, a series of Neuberger Berman Alternative Funds, with respect only to information that specifically relates to Neuberger Cayman Commodity Fund I Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 14th day of September, 2012.

NEUBERGER CAYMAN COMMODITY FUND I LTD.
By:	/s/ Robert Conti
Name:	Robert Conti
Title:	Director

This Registration Statement of Neuberger Berman Risk Balanced Commodity Strategy Fund, a series of Neuberger Berman Alternative Funds, with respect only to information that specifically relates to Neuberger Cayman Commodity Fund I Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Robert Conti	Director, Neuberger Cayman Commodity Fund I Ltd.	September 14, 2012
Robert Conti
/s/ George W. Morriss	Director, Neuberger Cayman Commodity Fund I Ltd.	September 14, 2012
George W. Morriss*

*Signatures affixed by Lynn A. Schweinfurth on September 14, 2012, pursuant to a power of attorney filed with Post-Effective Amendment No. 19 to Registrant’s Registration Statement on Form N-1A, File Nos. 333-122847 and 811-21715, on August 27, 2012.

NEUBERGER BERMAN ALTERNATIVE FUNDS
EXHIBIT INDEX

Exhibit	Description
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase